Long-Term Liabilities	8 Months Ended
Dec. 31, 2023
Long-Term Liabilities [Abstract]
Long-Term Liabilities

Note 10 - Long-Term Liabilities

Long-term liabilities consisted of the following as of December 31, 2023, April 30, 2023, and April 30, 2022:

	October 31,	April 30,	April 30,
	2023	2023	2022
Mortgage note with a bank. The note bears interest at a rate of 7.5% and provides for monthly interest payments. The note matures on January 1, 2053 at which time there is a balloon payment of remaining principal and interest due, and is secured by the property as well as guaranteed by a shareholder of the Company.	$247,000	$247,000	-

Maturities of long-term debt as of December 31, 2023, are as follows:

2053	$247,000
Total Long-term debt, net	$247,000